Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
It is not the compensation committee’s practice to time or otherwise coordinate the granting of any equity awards to our non-employee directors or named executive officers with any release of material nonpublic information. We have not adopted a formal policy related to timing of stock options or other equity awards in relation to the disclosure of material nonpublic information. It has been the practice of our compensation committee over the previous years to review our results following the end of a fiscal year, review our financial plan and strategy for the current fiscal year, and, based on those reviews, grant refresh and/or key executive equity awards that could include stock options to our named executive officers. The grant date for those equity awards is generally in the first quarter following the end of the prior fiscal year. Additionally, our compensation committee approves the granting of equity awards in connection with the commencement of employment or promotion of our named executive officers, and from time to time as determined appropriate by our compensation committee.
During fiscal year 2025, we did not grant any stock options during the four business days prior to or the one business day following the filing of a periodic report or current report disclosing material non-public information.
Award Timing Method	It has been the practice of our compensation committee over the previous years to review our results following the end of a fiscal year, review our financial plan and strategy for the current fiscal year, and, based on those reviews, grant refresh and/or key executive equity awards that could include stock options to our named executive officers. The grant date for those equity awards is generally in the first quarter following the end of the prior fiscal year. Additionally, our compensation committee approves the granting of equity awards in connection with the commencement of employment or promotion of our named executive officers, and from time to time as determined appropriate by our compensation committee.During fiscal year 2025, we did not grant any stock options during the four business days prior to or the one business day following the filing of a periodic report or current report disclosing material non-public information.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Awards Close in Time to MNPI Disclosures, Table